COMMITMENTS (Detail Textuals 1) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Mar. 30, 2012 Rights	Dec. 31, 2010 Employment Agreements President and Chief Executive Officer	Dec. 31, 2012 Employment Agreements President and Chief Executive Officer	Dec. 31, 2011 Employment Agreements President and Chief Executive Officer	Dec. 31, 2011 Employment Agreements President and Chief Executive Officer Stock Options	Dec. 31, 2012 Employment Agreements President and Chief Executive Officer Rights	Dec. 31, 2012 Employment Agreements Vice-President and Secretary	Dec. 31, 2011 Employment Agreements Vice-President and Secretary	Dec. 31, 2011 Employment Agreements Vice-President and Secretary Stock Options	Dec. 31, 2012 Employment Agreements Vice-President and Secretary Rights	Dec. 31, 2012 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2011 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2012 Employment Agreements Controller and Principal Accounting Officer Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary				$ 125,000	$ 125,000	$ 125,000			$ 100,000	$ 100,000			$ 80,000	$ 80,000
Accrued officer's compensation					273,154	281,250			145,658	139,249			102,550	108,800
Total amount payable to officer					403,413				63,088
Accrued but unpaid officer's compensation					155,921	125,000			11,591	62,500			31,250
Principal and interest amount of promissory notes owed by company to officer					$ 247,492				$ 51,497
Number of rights issued to officer								322,730				50,470			25,000
Number of common stock shares to be purchased under rights			3,181,837					322,730				50,470			25,000
Subscription price			1.25					1.25				1.25			1.25
Exercise of stock options		(150,000)					100,000				50,000
Exercise price of options exercised by officer		$ 1.25					$ 1.25				$ 1.25